Class T Prospectus | DREYFUS RESEARCH GROWTH FUND, INC.
Fund Summary
Investment Objective
The fund seeks long-term capital growth consistent with the preservation of capital.
Current income is a secondary goal.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you invest at least $250,000 in the fund. More information about sales charges, including such discounts, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class T Prospectus DREYFUS RESEARCH GROWTH FUND, INC. Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class T Prospectus DREYFUS RESEARCH GROWTH FUND, INC. Class T
Management fees	0.75%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.17%
Fee waiver and/or expense reimbursement	(0.14%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	1.03%
[1]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until June 30, 2018, to waive receipt of its fees and/or assume the direct expenses of Class T shares of the fund so that the expenses of such Class T shares do not exceed .78% (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses). On or after June 30, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class T Prospectus | DREYFUS RESEARCH GROWTH FUND, INC. | Class T | USD ($)	352	599	864	1,623

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class T Prospectus | DREYFUS RESEARCH GROWTH FUND, INC. | Class T | USD ($)	352	599	864	1,623

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62.74% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund may invest up to 25% of its assets in foreign securities.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise. As the fund's portfolio managers, these analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the director of the core research team, determine the fund's allocations among market sectors. The fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index, the fund's benchmark.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class T shares from year to year. Sales charges are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's Class T shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The historical performance of the fund's Class A shares, which are not offered in this prospectus, is used to calculate the performance of the fund's Class T shares shown in the bar chart and table. Periods prior to September 30, 2008 (the inception date for Class A shares) reflect the performance of the fund's Class Z shares, adjusted to reflect applicable sales charges. Since the fund's Class T shares are new, past performance information is not available for Class T shares as of the date of this prospectus. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same charges and expenses. The performance figures in the table have been adjusted to reflect the sales load applicable to the fund's Class T shares. The performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class T shares for periods prior to September 30, 2008 would have been lower.

Year-by-Year Total Returns as of 12/31 each year (%) Class T*

*Reflects the performance of the fund's Class A shares, which are offered in a separate prospectus. Periods prior to September 30, 2008 (the inception date for Class A shares) reflect the performance of the fund's Class Z shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class T shares for periods prior to September 30, 2008 would have been lower.

Best Quarter Q3, 2010: 16.43% Worst Quarter Q4, 2008: -21.45% The year-to-date total return of the fund's Class T shares as of March 31, 2017 was 8.16%*.
Average Annual Total Returns (as of 12/31/16)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund’s shares at the end of the period.

Average Annual Returns - Class T Prospectus - DREYFUS RESEARCH GROWTH FUND, INC.		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	[1]	(0.57%)	12.68%	7.50%
After Taxes on Distributions | Class A	[1]	(1.77%)	11.66%	6.77%
After Taxes on Distributions and Sale of Fund Shares | Class A	[1]	0.68%	10.12%	6.04%
Russell 1000® Growth Index reflects no deductions for fees, expenses or taxes		7.08%	14.50%	8.33%
[1]	Reflects the performance of the fund's Class A shares, which are offered in a separate prospectus, adjusted to reflect applicable sales charges. Periods prior to September 30, 2008 (the inception date for Class A shares) reflect the performance of the fund's Class Z shares, adjusted to reflect applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class T shares for periods prior to September 30, 2008 would have been lower.